Accounts Receivable, Net (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Schedule of movement of allowance for doubtful accounts [Abstract]
Beginning balance	$ 2,297,491	$ 5,670,274	$ 1,682,228
Provision for doubtful accounts, net of recover	28,353	4,896,640	4,091,056
Less: write-off		(8,220,754)	(88,882)
Exchange rate effect	64,972	(48,669)	(14,128)
Ending balance	$ 2,390,816	$ 2,297,491	$ 5,670,274